Financial instruments and risk management - Schedule of valuation techniques and the inputs used (Details)	12 Months Ended
Dec. 31, 2025 CAD ($) Y
Vertical Growth Equity Inc | Maturity
Valuation technique and key inputs
Significant unobservable inputs | Y	5
Greybox Solutions Inc
Valuation technique and key inputs
Financial assets at fair value	$ 700,000
Restricted fair value to transaction price	350,000
Fair value of investments deferred	350,000
Fair value of investments deferred outstanding	$ 59,760
Greybox Solutions Inc | Discount rate
Valuation technique and key inputs
Percentage of increase in discount	10.00%
Percentage of decrease in discount	10.00%
Increase in assets from decrease in unobservable input	$ 70,000
Decrease in assets from increase in unobservable input	$ 70,000
Krown Technologies, Inc. | Discount rate
Valuation technique and key inputs
Percentage of increase in discount	15.00%
Percentage of decrease in discount	15.00%
Increase in assets from decrease in unobservable input	$ 90,000
Decrease in assets from increase in unobservable input	$ 90,000